Note 15 - Earnings Per Share (Tables)	12 Months Ended
Jan. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Year Ended	January 31, 2018	January 31, 2017	January 31, 2016

Net income for purposes of calculating basic and diluted earnings per share	26,879	23,838	20,562
Weighted average shares outstanding	76,324	75,800	75,595
Dilutive effect of employee stock options	167	230	452
Dilutive effect of restricted and performance share units	621	485	362
Weighted average common and common equivalent shares outstanding	77,112	76,515	76,409
Earnings per share
Basic	0.35	0.31	0.27
Diluted	0.35	0.31	0.27